Annual Fund Operating Expenses	Oct. 24, 2025
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.01%
Fee Waiver or Reimbursement	1.28%	[1]
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Fee Waiver or Reimbursement	1.10%	[1]
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%	[2]
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%	[2]
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.20%
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.29%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.04%
CRM All Cap Value Fund | CRM All Cap Value Fund INVESTOR SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.53%
Other Expenses (as a percentage of Assets):	0.78%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.49%	[3],[4]
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	1.46%	[3],[4]
CRM All Cap Value Fund | CRM All Cap Value Fund INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.55%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.26%	[3],[4]
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	1.21%	[3],[4]
CRM LONG/SHORT OPPORTUNITIES FUND | CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.02%	[5],[6]
Fee Waiver or Reimbursement	(0.15%)	[6]
Net Expenses (as a percentage of Assets)	1.87%	[5],[6]

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The assets of the Fund will vary based on market conditions and other factors and may vary significantly during volatile market conditions, and this in turn may cause the Fund’s expense ratios to be higher or lower than those shown in this table.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The assets of the Fund will vary based on market conditions and other factors and may vary significantly during volatile market conditions, and this in turn may cause the Fund’s expense ratios to be higher or lower than those shown in this table.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The assets of the Fund will vary based on market conditions and other factors and may vary significantly during volatile market conditions and this in turn may cause the Fund’s expense ratios to be higher or lower than those shown in this table.
[4]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest, and acquired fund fees and expenses, exceed 1.20% of average daily net assets of Institutional Shares and 1.45% of average daily net assets of Investor Shares. This expense limitation is in effect until November 1, 2026. Prior to that date, the arrangement may be terminated only by the vote of the Board of Trustees of the Fund.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The assets of the Fund will vary based on market conditions and other factors and may vary significantly during volatile market conditions and this in turn may cause the Fund’s expense ratios to be higher or lower than those shown in this table.
[6]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest, dividend and interest expenses related to short sales, and acquired fund fees and expenses, exceed 1.60% of average daily net assets of Institutional Shares. This expense limitation is in effect until November 1, 2026. Prior to that date, the arrangement may be terminated only by the vote of the Board of Trustees of the Fund.